Stockholders' Equity (Stock-Based Compensation Expense Recognized) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 451,000	$ 715,000	$ 1,877,000	$ 4,170,000	$ 4,812,000	$ 2,115,000
Unrecognized compensation expense	1,000,000		$ 1,000,000		$ 2,800,000
Weighted average period for recognition			1 year 8 months 12 days		1 year 4 months 24 days
Options issued to purchase of common stock					331,193
Weighted average fair value of options granted			$ 1.10		$ 0.47	$ 1.54
General And Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	419,000	715,000	$ 1,813,000	3,969,000	$ 4,611,000	$ 1,753,000
Research And Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 32,000		$ 64,000	$ 201,000	$ 201,000	$ 362,000